Description of the Plan	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan
Description of the Plan
Description of the Plan

1.  Description of the Plan

The following description of the Caleres, Inc. 401(k) Savings Plan (the "Plan") provides only general information about the Plan’s provisions.  Caleres, Inc. (the "Company") is the plan sponsor.  Participants should refer to the Plan agreement for a complete description of the Plan’s provisions.

General

The Plan is a contributory 401(k) savings plan that covers eligible salaried employees of the Company.  Salaried employees are eligible to participate in the Plan beginning the first day of the first payroll period following the later of the date the employee attains age 21 and their first date of employment.

Plan Administration

The Administration Committee, comprised of the Company’s Chief Financial Officer and certain employees of the Company, oversees the administration of the Plan in accordance with the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).  The Investment Committee is responsible for the selection of the trustee, investment managers and investment funds, determines the Plan's investment valuation policies and monitors the performance of the Plan’s investments.  Principal Trust Company (the "Trustee") is the trustee and Principal Life Insurance Company is the recordkeeper of the Plan.

Contributions

Participants are allowed to contribute from 2% to 30% of eligible compensation annually, as defined by the Plan.  Effective January 1, 2024, participants may designate all or a portion of the contributions as after-tax Roth contributions.  Participants may also contribute amounts representing distributions from other qualified defined contribution plans.  Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions.  Participants may allocate their eligible contributions and account balances among any of the investment funds offered by the Plan, other than the Caleres, Inc. Stock Fund, which is comprised of Caleres, Inc. common stock and the Allspring Government Money Market Fund.

For eligible salaried employees, the Company makes a core contribution of 1.5% of eligible compensation, regardless of whether the salaried employees contribute to the Plan. In April 2025, the Company amended the Plan to cease eligibility of the core contribution for salaried employees hired or rehired on or after April 6, 2025. The Company also makes a matching contribution of 50% on the first 6% percent of participant contributions.  In addition, the Company has the discretion to contribute up to an additional 2% percent profit-sharing benefit based on the Company’s performance.  The core, matching and profit-sharing contributions are allocated, at the participant’s discretion, among any of the investment funds offered by the Plan.  The profit-sharing contribution is initially invested in the Caleres, Inc. Stock Fund and can subsequently be transferred to other investment funds at the participant’s discretion. The Company made no profit-sharing contributions for its fiscal years ended January 31, 2026 and February 2, 2025.

Participant Accounts

Each participant’s account is credited with the participant’s contribution, the Company’s core, matching and profit-sharing contributions, if applicable, and an allocation of plan earnings or losses.  The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their contributions and related earnings or losses.  Vesting in the employer’s core, matching contribution and profit-sharing contribution portions of their accounts and related earnings occurs if: (1) the participants' employment is terminated on account of their death, (2) the participants' employment is terminated on account of their disability, (3) the participants complete at least three years of service with the Company, (4) the participants' employment is terminated after they attain age 65, or (5) the Company completely discontinues contributions or the Plan is terminated while they are an employee.

Forfeitures

Forfeitures of non-vested employer core, matching and profit-sharing contributions plus actual earnings are used to reduce future employer contributions.  As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $573,364 and $1,169,029, respectively.  During the years ended December 31, 2025 and 2024, amounts from forfeited non-vested accounts were used to reduce employer contributions by $579,416 and $1,654,580, respectively.

Notes Receivable from Participants

Participants may borrow from their fund accounts, excluding employer core, matching and profit-sharing contributions, a minimum of $1,000 up to a maximum of (1) $50,000, adjusted for loan activity in the prior 12 months, or (2) 50% of their account balance, whichever is less.  Participants may have up to three loans outstanding at any time.   Loan terms generally range from 6 months to 5 years; however, the participant may repay eligible residential loans over 15 years.  The loans are secured by the balance in the participant’s account, bear interest at the prime rate on the first business day of the month in which the funds are borrowed plus one percent and are fixed for the term of the loan.  The Trustee charges a monthly fee per loan to the participant’s account in each month that a loan is outstanding.  Principal and interest are paid ratably through payroll deductions.  Participants may repay the entire amount of the loan in one lump sum at any time.

Payment of Benefits

Hardship

Participants may withdraw their contributions while still an employee only if they suffer a substantial financial hardship, as defined by the Plan.  The minimum hardship withdrawal a participant may receive is $1,000.

Age 59 1/2 Withdrawals

Participants who have attained the age of at least 59 1/2 may elect to withdraw the vested amounts from their accounts.

Termination of Service

Upon termination of service due to death, disability or retirement, a participant or beneficiary generally receives a lump sum amount equal to the value of all amounts credited to the participant’s accounts.  For termination of service due to other reasons, participants may receive the value of the vested interest in their accounts as a lump sum distribution.  Certain participants who were covered by a prior plan agreement will receive a distribution in the form of an actuarial survivor annuity unless the participant elects to receive a lump sum payment of his or her vested interest in the account.

Retirement

Participants must begin to receive their benefits from the Plan no later than April 1 following the calendar year in which they reach age 73 or the date they terminate employment, whichever occurs later.  Participants who are five percent or greater shareholders of the Company must begin to receive their benefits from the Plan no later than April 1 following the calendar year in which they reach age 73.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.  In the event of Plan termination, participants will become 100% vested in their accounts.